Shareholders' Equity - Schedule of Weighted Average Assumptions (Details) (10-K)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Shareholders' Equity
Weighted average risk-free rate	1.68%	2.87%
Weighted average volatility	105.53%	113.20%
Dividend yield	0.00%	0.00%
Expected term	5 years 4 months 13 days	7 years 22 days